Expenses and costs by nature (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of expenses by nature

	2021	2020	2019

Cost of services	(652,300)	(434,654)	(308,853)
General and administrative expenses	(622,615)	(402,855)	(239,120)
Total	(1,274,915)	(837,509)	(547,973)

Payroll	(677,564)	(446,473)	(324,252)
Hospital and medical agreements	(37,449)	(37,988)	(16,429)
Depreciation and amortization	(154,220)	(108,744)	(73,152)
Lease expenses	(11,229)	(2,555)	(4,494)
Utilities	(10,643)	(5,892)	(6,628)
Maintenance	(47,141)	(20,746)	(8,658)
Share-based compensation	(43,377)	(32,610)	(18,114)
Tax expenses	(7,997)	(5,326)	(2,696)
Pedagogical services	(47,881)	(24,037)	(6,271)
Sales and marketing	(39,506)	(18,361)	(12,966)
Allowance for doubtful accounts	(47,819)	(32,081)	(15,040)
Travel expenses	(7,542)	(4,550)	(7,054)
Consulting fees	(38,818)	(31,276)	(13,060)
Other	(103,729)	(66,870)	(39,159)
Total	(1,274,915)	(837,509)	(547,973)